Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Baird Funds, Inc.
Entity Central Index Key	0001282693
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BUBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BUBIX	$8	0.15%
[1]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 9,370,980,935
Holdings Count | $ / shares	382
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$9,370,980,935	Average Effective Duration	0.53 years
Number of Holdings	382	Average Effective Maturity	0.55 years
Portfolio Turnover Rate	49%	SEC 30-Day Yield	4.22%
Average Credit Quality	A+	SEC 30-Day Unsubsidized Yield	4.07%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	53.8%
U.S. Treasury Securities	21.2%
Non-Agency CMBS	10.7%
Asset-Backed Securities	9.2%
Money Market Funds	3.8%
Non-Agency RMBS	0.7%
Municipal Bonds	0.6%

Credit Rating Breakdown*
U.S. Treasury	21.5%
U.S. Agency	0.0%
AAA	22.6%
AA	2.4%
A	18.6%
BBB	34.7%
Below BBB	0.0%
Not Rated	0.2%
[2]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Ultra Short Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BUBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BUBSX	$20	0.40%
[3]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 9,370,980,935
Holdings Count | $ / shares	382
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$9,370,980,935	Average Effective Duration	0.53 years
Number of Holdings	382	Average Effective Maturity	0.55 years
Portfolio Turnover Rate	49%	SEC 30-Day Yield	3.97%
Average Credit Quality	A+	SEC 30-Day Unsubsidized Yield	3.82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	53.8%
U.S. Treasury Securities	21.2%
Non-Agency CMBS	10.7%
Asset-Backed Securities	9.2%
Money Market Funds	3.8%
Non-Agency RMBS	0.7%
Municipal Bonds	0.6%

Credit Rating Breakdown*
U.S. Treasury	21.5%
U.S. Agency	0.0%
AAA	22.6%
AA	2.4%
A	18.6%
BBB	34.7%
Below BBB	0.0%
Not Rated	0.2%
[4]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSBIX	$15	0.30%
[5]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 12,602,984,891
Holdings Count | $ / shares	507
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,602,984,891	Average Effective Duration	1.86 years
Number of Holdings	507	Average Effective Maturity	2.01 years
Portfolio Turnover Rate	56%	SEC 30-Day Yield	4.26%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	50.7%
U.S. Treasury Securities	32.5%
Non-Agency CMBS	5.3%
Money Market Funds	4.5%
Non-Agency RMBS	3.4%
Asset-Backed Securities	2.7%
Municipal Bonds	0.6%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
U.S. Treasury	33.8%
U.S. Agency	0.0%
AAA	12.2%
AA	3.5%
A	18.6%
BBB	31.4%
Below BBB	0.4%
Not Rated	0.1%
[6]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSBSX	$27	0.55%
[7]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 12,602,984,891
Holdings Count | $ / shares	507
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,602,984,891	Average Effective Duration	1.86 years
Number of Holdings	507	Average Effective Maturity	2.01 years
Portfolio Turnover Rate	56%	SEC 30-Day Yield	4.01%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	50.7%
U.S. Treasury Securities	32.5%
Non-Agency CMBS	5.3%
Money Market Funds	4.5%
Non-Agency RMBS	3.4%
Asset-Backed Securities	2.7%
Municipal Bonds	0.6%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
U.S. Treasury	33.8%
U.S. Agency	0.0%
AAA	12.2%
AA	3.5%
A	18.6%
BBB	31.4%
Below BBB	0.4%
Not Rated	0.1%
[8]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BIMIX	$15	0.30%
[9]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 13,270,246,566
Holdings Count | $ / shares	887
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,270,246,566	Average Effective Duration	3.73 years
Number of Holdings	887	Average Effective Maturity	4.33 years
Portfolio Turnover Rate	26%	SEC 30-Day Yield	4.30%
Average Credit Quality	AA-

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	42.5%
U.S. Treasury Securities	42.1%
Non-Agency RMBS	4.7%
Non-Agency CMBS	4.3%
Money Market Funds	2.9%
Asset-Backed Securities	1.8%
Municipal Bonds	1.3%
Other Government Related Securities	0.3%
Agency CMBS	0.1%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	43.1%
U.S. Agency	0.1%
AAA	11.8%
AA	4.1%
A	16.1%
BBB	24.7%
Below BBB	0.1%
Not Rated	0.0%
[10]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Intermediate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BIMSX	$27	0.55%
[11]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 13,270,246,566
Holdings Count | $ / shares	887
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,270,246,566	Average Effective Duration	3.73 years
Number of Holdings	887	Average Effective Maturity	4.33 years
Portfolio Turnover Rate	26%	SEC 30-Day Yield	4.05%
Average Credit Quality	AA-

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	42.5%
U.S. Treasury Securities	42.1%
Non-Agency RMBS	4.7%
Non-Agency CMBS	4.3%
Money Market Funds	2.9%
Asset-Backed Securities	1.8%
Municipal Bonds	1.3%
Other Government Related Securities	0.3%
Agency CMBS	0.1%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	43.1%
U.S. Agency	0.1%
AAA	11.8%
AA	4.1%
A	16.1%
BBB	24.7%
Below BBB	0.1%
Not Rated	0.0%
[12]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BAGIX	$15	0.30%
[13]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 57,866,595,655
Holdings Count | $ / shares	2,061
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$57,866,595,655	Average Effective Duration	5.88 years
Number of Holdings	2,061	Average Effective Maturity	7.88 years
Portfolio Turnover Rate	19%	SEC 30-Day Yield	4.40%
Average Credit Quality	AA-

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	38.6%
U.S. Treasury Securities	30.2%
Agency RMBS	17.0%
Non-Agency RMBS	4.8%
Non-Agency CMBS	4.5%
Money Market Funds	2.1%
Asset-Backed Securities	1.5%
Agency CMBS	0.6%
Municipal Bonds	0.4%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
U.S. Treasury	30.7%
U.S. Agency	17.8%
AAA	11.4%
AA	3.3%
A	14.9%
BBB	21.7%
Below BBB	0.2%
Not Rated	0.0%
[14]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Aggregate Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BAGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BAGSX	$27	0.55%
[15]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 57,866,595,655
Holdings Count | $ / shares	2,061
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$57,866,595,655	Average Effective Duration	5.88 years
Number of Holdings	2,061	Average Effective Maturity	7.88 years
Portfolio Turnover Rate	19%	SEC 30-Day Yield	4.15%
Average Credit Quality	AA-

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	38.6%
U.S. Treasury Securities	30.2%
Agency RMBS	17.0%
Non-Agency RMBS	4.8%
Non-Agency CMBS	4.5%
Money Market Funds	2.1%
Asset-Backed Securities	1.5%
Agency CMBS	0.6%
Municipal Bonds	0.4%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
U.S. Treasury	30.7%
U.S. Agency	17.8%
AAA	11.4%
AA	3.3%
A	14.9%
BBB	21.7%
Below BBB	0.2%
Not Rated	0.0%
[16]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BCOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BCOIX	$15	0.30%
[17]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 46,191,296,535
Holdings Count | $ / shares	2,149
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,191,296,535	Average Effective Duration	5.68 years
Number of Holdings	2,149	Average Effective Maturity	7.60 years
Portfolio Turnover Rate	20%	SEC 30-Day Yield	4.55%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	47.2%
U.S. Treasury Securities	23.6%
Agency RMBS	13.5%
Non-Agency RMBS	5.5%
Non-Agency CMBS	4.8%
Money Market Funds	2.5%
Asset-Backed Securities	1.5%
Agency CMBS	0.6%
Municipal Bonds	0.6%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	24.1%
U.S. Agency	14.3%
AAA	12.4%
AA	3.1%
A	16.4%
BBB	27.3%
Below BBB	2.3%
Not Rated	0.1%
[18]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Plus Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BCOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BCOSX	$27	0.55%
[19]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 46,191,296,535
Holdings Count | $ / shares	2,149
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,191,296,535	Average Effective Duration	5.68 years
Number of Holdings	2,149	Average Effective Maturity	7.60 years
Portfolio Turnover Rate	20%	SEC 30-Day Yield	4.29%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	47.2%
U.S. Treasury Securities	23.6%
Agency RMBS	13.5%
Non-Agency RMBS	5.5%
Non-Agency CMBS	4.8%
Money Market Funds	2.5%
Asset-Backed Securities	1.5%
Agency CMBS	0.6%
Municipal Bonds	0.6%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	24.1%
U.S. Agency	14.3%
AAA	12.4%
AA	3.1%
A	16.4%
BBB	27.3%
Below BBB	2.3%
Not Rated	0.1%
[20]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BTMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BTMIX	$15	0.30%
[21]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,362,860,929
Holdings Count | $ / shares	1,835
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,362,860,929	Average Effective Duration	2.27 years
Number of Holdings	1,835	Average Effective Maturity	2.54 years
Portfolio Turnover Rate	17%	SEC 30-Day Yield	3.16%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	62.3%
General Obligation	26.4%
Pre-Refunded ETM	7.0%
Money Market Funds	2.6%
U.S. Treasury Securities	1.7%

Credit Rating Breakdown*
U.S. Treasury	1.7%
U.S. Agency	0.0%
AAA	13.5%
AA	52.3%
A	15.9%
BBB	9.2%
Below BBB	1.2%
Not Rated	6.2%
[22]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Short-Term Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BTMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BTMSX	$27	0.55%
[23]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 2,362,860,929
Holdings Count | $ / shares	1,835
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,362,860,929	Average Effective Duration	2.27 years
Number of Holdings	1,835	Average Effective Maturity	2.54 years
Portfolio Turnover Rate	17%	SEC 30-Day Yield	2.91%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	62.3%
General Obligation	26.4%
Pre-Refunded ETM	7.0%
Money Market Funds	2.6%
U.S. Treasury Securities	1.7%

Credit Rating Breakdown*
U.S. Treasury	1.7%
U.S. Agency	0.0%
AAA	13.5%
AA	52.3%
A	15.9%
BBB	9.2%
Below BBB	1.2%
Not Rated	6.2%
[24]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSNIX	$15	0.30%
[25]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,694,565,242
Holdings Count | $ / shares	2,167
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,694,565,242	Average Effective Duration	4.36 years
Number of Holdings	2,167	Average Effective Maturity	4.28 years
Portfolio Turnover Rate	20%	SEC 30-Day Yield	3.38%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	73.6%
General Obligation	20.1%
Pre-Refunded ETM	4.3%
U.S. Treasury Securities	1.9%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.9%
U.S. Agency	0.0%
AAA	11.2%
AA	51.3%
A	21.7%
BBB	8.2%
Below BBB	1.3%
Not Rated	4.4%
[26]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Strategic Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BSNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSNSX	$28	0.55%
[27]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 3,694,565,242
Holdings Count | $ / shares	2,167
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,694,565,242	Average Effective Duration	4.36 years
Number of Holdings	2,167	Average Effective Maturity	4.28 years
Portfolio Turnover Rate	20%	SEC 30-Day Yield	3.13%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	73.6%
General Obligation	20.1%
Pre-Refunded ETM	4.3%
U.S. Treasury Securities	1.9%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.9%
U.S. Agency	0.0%
AAA	11.2%
AA	51.3%
A	21.7%
BBB	8.2%
Below BBB	1.3%
Not Rated	4.4%
[28]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMBIX	$15	0.30%
[29]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,098,502,962
Holdings Count | $ / shares	738
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,098,502,962	Average Effective Duration	4.57 years
Number of Holdings	738	Average Effective Maturity	4.67 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.06%
Average Credit Quality	AA+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	37.1%
Pre-Refunded ETM	36.7%
General Obligation	23.9%
Money Market Funds	1.4%
U.S. Treasury Securities	0.9%

Credit Rating Breakdown*
U.S. Treasury	0.9%
U.S. Agency	0.0%
AAA	23.2%
AA	75.6%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.0%
[30]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Quality Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMBSX	$27	0.55%
[31]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 1,098,502,962
Holdings Count | $ / shares	738
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,098,502,962	Average Effective Duration	4.57 years
Number of Holdings	738	Average Effective Maturity	4.67 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	2.81%
Average Credit Quality	AA+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	37.1%
Pre-Refunded ETM	36.7%
General Obligation	23.9%
Money Market Funds	1.4%
U.S. Treasury Securities	0.9%

Credit Rating Breakdown*
U.S. Treasury	0.9%
U.S. Agency	0.0%
AAA	23.2%
AA	75.6%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.0%
[32]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMNIX	$15	0.30%
[33]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 6,865,878,141
Holdings Count | $ / shares	4,134
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,865,878,141	Average Effective Duration	4.95 years
Number of Holdings	4,134	Average Effective Maturity	4.87 years
Portfolio Turnover Rate	11%	SEC 30-Day Yield	3.41%
Average Credit Quality	AA-

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	66.7%
General Obligation	27.1%
Pre-Refunded ETM	4.6%
U.S. Treasury Securities	1.5%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.5%
U.S. Agency	0.0%
AAA	10.4%
AA	60.1%
A	17.5%
BBB	6.8%
Below BBB	0.9%
Not Rated	2.8%
[34]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Core Intermediate Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMNSX	$28	0.55%
[35]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 6,865,878,141
Holdings Count | $ / shares	4,134
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,865,878,141	Average Effective Duration	4.95 years
Number of Holdings	4,134	Average Effective Maturity	4.87 years
Portfolio Turnover Rate	11%	SEC 30-Day Yield	3.16%
Average Credit Quality	AA-

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	66.7%
General Obligation	27.1%
Pre-Refunded ETM	4.6%
U.S. Treasury Securities	1.5%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.5%
U.S. Agency	0.0%
AAA	10.4%
AA	60.1%
A	17.5%
BBB	6.8%
Below BBB	0.9%
Not Rated	2.8%
[36]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BMQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMQIX	$15	0.30%
[37]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 957,935,465
Holdings Count | $ / shares	994
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$957,935,465	Average Effective Duration	6.58 years
Number of Holdings	994	Average Effective Maturity	6.58 years
Portfolio Turnover Rate	8%	SEC 30-Day Yield	3.69%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	73.1%
General Obligation	24.5%
Pre-Refunded ETM	2.0%
U.S. Treasury Securities	0.2%
Money Market Funds	0.2%

Credit Rating Breakdown*
U.S. Treasury	0.2%
U.S. Agency	0.0%
AAA	9.3%
AA	55.7%
A	21.1%
BBB	7.9%
Below BBB	1.2%
Not Rated	4.6%
[38]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Municipal Bond Fund
Class Name	Investor Class Shares
Trading Symbol	BMQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMQSX	$28	0.55%
[39]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 957,935,465
Holdings Count | $ / shares	994
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$957,935,465	Average Effective Duration	6.58 years
Number of Holdings	994	Average Effective Maturity	6.58 years
Portfolio Turnover Rate	8%	SEC 30-Day Yield	3.44%
Average Credit Quality	A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	73.1%
General Obligation	24.5%
Pre-Refunded ETM	2.0%
U.S. Treasury Securities	0.2%
Money Market Funds	0.2%

Credit Rating Breakdown*
U.S. Treasury	0.2%
U.S. Agency	0.0%
AAA	9.3%
AA	55.7%
A	21.1%
BBB	7.9%
Below BBB	1.2%
Not Rated	4.6%
[40]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMDIX	$44	0.85%
[41]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 638,459,633
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$638,459,633	Portfolio Turnover Rate	43%
Number of Holdings	52

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
Woodward, Inc.	3.3%
Twilio, Inc. - Class A	3.0%
Illumina, Inc.	3.0%
Victoria’s Secret & Co.	2.8%
Fastenal Co.	2.7%
XPO, Inc.	2.7%
Hubbell, Inc.	2.6%
Dutch Bros, Inc. - Class A	2.6%
HEICO Corp.	2.4%
Ferguson Enterprises, Inc.	2.4%

Sector Breakdown*
Industrials	36.9%
Consumer Discretionary	20.0%
Health Care	16.5%
Information Technology	14.9%
Consumer Staples	3.4%
Financials	2.3%
Energy	2.0%
Communication Services	1.9%
Money Market Funds	2.1%
[42]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BMDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMDSX	$57	1.10%
[43]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 638,459,633
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$638,459,633	Portfolio Turnover Rate	43%
Number of Holdings	52

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
Woodward, Inc.	3.3%
Twilio, Inc. - Class A	3.0%
Illumina, Inc.	3.0%
Victoria’s Secret & Co.	2.8%
Fastenal Co.	2.7%
XPO, Inc.	2.7%
Hubbell, Inc.	2.6%
Dutch Bros, Inc. - Class A	2.6%
HEICO Corp.	2.4%
Ferguson Enterprises, Inc.	2.4%

Sector Breakdown*
Industrials	36.9%
Consumer Discretionary	20.0%
Health Care	16.5%
Information Technology	14.9%
Consumer Staples	3.4%
Financials	2.3%
Energy	2.0%
Communication Services	1.9%
Money Market Funds	2.1%
[44]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	BSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSGIX	$45	0.85%
[45]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 77,568,127
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$77,568,127	Portfolio Turnover Rate	54%
Number of Holdings	60

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
First American Government Obligations Fund - Class U	3.5%
Neurocrine Biosciences, Inc.	3.2%
Curtiss-Wright Corp.	3.2%
Twist Bioscience Corp.	3.0%
Victoria’s Secret & Co.	2.7%
Dutch Bros, Inc. - Class A	2.6%
FTAI Aviation Ltd.	2.5%
Twilio, Inc. - Class A	2.4%
UL Solutions, Inc.	2.2%
Woodward, Inc.	2.2%

Sector Breakdown*
Industrials	26.2%
Health Care	24.6%
Information Technology	17.2%
Consumer Discretionary	16.4%
Financials	6.3%
Consumer Staples	2.7%
Real Estate	1.7%
Energy	1.4%
Money Market Funds	3.5%
[46]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Small/Mid Cap Growth Fund
Class Name	Investor Class Shares
Trading Symbol	BSGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSGSX	$58	1.10%
[47]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Net Assets	$ 77,568,127
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$77,568,127	Portfolio Turnover Rate	54%
Number of Holdings	60

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
First American Government Obligations Fund - Class U	3.5%
Neurocrine Biosciences, Inc.	3.2%
Curtiss-Wright Corp.	3.2%
Twist Bioscience Corp.	3.0%
Victoria’s Secret & Co.	2.7%
Dutch Bros, Inc. - Class A	2.6%
FTAI Aviation Ltd.	2.5%
Twilio, Inc. - Class A	2.4%
UL Solutions, Inc.	2.2%
Woodward, Inc.	2.2%

Sector Breakdown*
Industrials	26.2%
Health Care	24.6%
Information Technology	17.2%
Consumer Discretionary	16.4%
Financials	6.3%
Consumer Staples	2.7%
Real Estate	1.7%
Energy	1.4%
Money Market Funds	3.5%
[48]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	BSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSVIX	$64	1.25%
[49]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 77,254,101
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$77,254,101	Portfolio Turnover Rate	36%
Number of Holdings	36

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
First American Government Obligations Fund - Class U	12.1%
NCR Voyix Corp.	7.1%
NeoGenomics, Inc.	5.3%
Sportradar Group AG - Class A	5.3%
RBC Bearings, Inc.	5.1%
HealthEquity, Inc.	4.6%
Norwegian Cruise Line Holdings Ltd.	4.4%
Hayward Holdings, Inc.	4.1%
BILL Holdings, Inc.	4.1%
State Street SPDR S&P Biotech ETF	3.9%

Sector Breakdown*
Information Technology	20.5%
Health Care	20.4%
Industrials	16.3%
Consumer Discretionary	15.7%
Energy	6.6%
Materials	3.5%
Financials	3.1%
Communication Services	1.8%
Money Market Funds	12.1%
[50]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Equity Opportunity Fund
Class Name	Investor Class Shares
Trading Symbol	BSVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSVSX	$76	1.50%
[51]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Net Assets	$ 77,254,101
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$77,254,101	Portfolio Turnover Rate	36%
Number of Holdings	36

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
First American Government Obligations Fund - Class U	12.1%
NCR Voyix Corp.	7.1%
NeoGenomics, Inc.	5.3%
Sportradar Group AG - Class A	5.3%
RBC Bearings, Inc.	5.1%
HealthEquity, Inc.	4.6%
Norwegian Cruise Line Holdings Ltd.	4.4%
Hayward Holdings, Inc.	4.1%
BILL Holdings, Inc.	4.1%
State Street SPDR S&P Biotech ETF	3.9%

Sector Breakdown*
Information Technology	20.5%
Health Care	20.4%
Industrials	16.3%
Consumer Discretionary	15.7%
Energy	6.6%
Materials	3.5%
Financials	3.1%
Communication Services	1.8%
Money Market Funds	12.1%
[52]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | CCWIX	$39	0.80%
[53]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 1,304,212,918
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,304,212,918	Portfolio Turnover Rate	25%
Number of Holdings	29

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Geographic Breakdown
Japan	15.4%
United States	13.9%
China	12.3%
Canada	10.5%
Taiwan, Province of China	10.0%
Netherlands	9.1%
Singapore	7.7%
Denmark	5.9%
Switzerland	5.1%
Other Countries	10.1%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
ASML Holding NV	6.6%
Keyence Corp.	5.3%
Waste Connections, Inc.	5.1%
DBS Group Holdings Ltd.	4.6%
Safran SA	4.1%
Recruit Holdings Co. Ltd.	4.0%
FANUC Corp.	4.0%
BeOne Medicines Ltd.	3.9%
Genmab AS	3.9%

Sector Breakdown*
Information Technology	27.6%
Industrials	23.8%
Health Care	15.6%
Consumer Discretionary	12.8%
Financials	10.4%
Utilities	3.5%
Real Estate	3.3%
Money Market Funds	3.0%
[54]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua International Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | CCWSX	$51	1.05%
[55]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 1,304,212,918
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,304,212,918	Portfolio Turnover Rate	25%
Number of Holdings	29

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Geographic Breakdown
Japan	15.4%
United States	13.9%
China	12.3%
Canada	10.5%
Taiwan, Province of China	10.0%
Netherlands	9.1%
Singapore	7.7%
Denmark	5.9%
Switzerland	5.1%
Other Countries	10.1%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
ASML Holding NV	6.6%
Keyence Corp.	5.3%
Waste Connections, Inc.	5.1%
DBS Group Holdings Ltd.	4.6%
Safran SA	4.1%
Recruit Holdings Co. Ltd.	4.0%
FANUC Corp.	4.0%
BeOne Medicines Ltd.	3.9%
Genmab AS	3.9%

Sector Breakdown*
Information Technology	27.6%
Industrials	23.8%
Health Care	15.6%
Consumer Discretionary	12.8%
Financials	10.4%
Utilities	3.5%
Real Estate	3.3%
Money Market Funds	3.0%
[56]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	CCGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | CCGIX	$40	0.80%
[57]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 447,368,875
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$447,368,875	Portfolio Turnover Rate	20%
Number of Holdings	39

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Geographic Breakdown
United States	41.1%
Japan	9.2%
China	8.0%
Canada	7.5%
Netherlands	7.3%
Taiwan, Province of China	6.3%
Singapore	5.3%
Denmark	4.1%
France	3.3%
Other Countries	7.9%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
ASML Holding NV	5.4%
Incyte Corp.	4.4%
Alphabet, Inc. - Class A	4.2%
Mastercard, Inc. - Class A	4.0%
Amazon.com, Inc.	3.7%
Waste Connections, Inc.	3.7%
Charles Schwab Corp.	3.6%
TJX Cos., Inc.	3.5%
Safran SA	3.3%

Sector Breakdown*
Information Technology	23.9%
Health Care	18.0%
Industrials	16.9%
Consumer Discretionary	15.9%
Financials	15.2%
Communication Services	4.2%
Utilities	2.2%
Real Estate	2.1%
Money Market Funds	1.6%
[58]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments
Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Baird Chautauqua Global Growth Fund
Class Name	Investor Class Shares
Trading Symbol	CCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
Additional Information Phone Number	1-866-442-2473
Additional Information Website	www.bairdassetmanagement.com/funddocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | CCGSX	$52	1.05%
[59]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 447,368,875
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$447,368,875	Portfolio Turnover Rate	20%
Number of Holdings	39

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Geographic Breakdown
United States	41.1%
Japan	9.2%
China	8.0%
Canada	7.5%
Netherlands	7.3%
Taiwan, Province of China	6.3%
Singapore	5.3%
Denmark	4.1%
France	3.3%
Other Countries	7.9%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
ASML Holding NV	5.4%
Incyte Corp.	4.4%
Alphabet, Inc. - Class A	4.2%
Mastercard, Inc. - Class A	4.0%
Amazon.com, Inc.	3.7%
Waste Connections, Inc.	3.7%
Charles Schwab Corp.	3.6%
TJX Cos., Inc.	3.5%
Safran SA	3.3%

Sector Breakdown*
Information Technology	23.9%
Health Care	18.0%
Industrials	16.9%
Consumer Discretionary	15.9%
Financials	15.2%
Communication Services	4.2%
Utilities	2.2%
Real Estate	2.1%
Money Market Funds	1.6%
[60]
Updated Prospectus Web Address	www.bairdassetmanagement.com/funddocuments

[1]
*	Annualized

[2]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[3]
*	Annualized

[4]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[5]
*	Annualized

[6]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[7]
*	Annualized

[8]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[9]
*	Annualized

[10]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[11]
*	Annualized

[12]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[13]
*	Annualized

[14]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[15]
*	Annualized

[16]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[17]
*	Annualized

[18]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[19]
*	Annualized

[20]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

[21]
*	Annualized

[22]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[23]
*	Annualized

[24]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[25]
*	Annualized

[26]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[27]
*	Annualized

[28]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[29]
*	Annualized

[30]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[31]
*	Annualized

[32]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[33]
*	Annualized

[34]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[35]
*	Annualized

[36]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[37]
*	Annualized

[38]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[39]
*	Annualized

[40]
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

[41]
*	Annualized

[42]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[43]
*	Annualized

[44]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[45]
*	Annualized

[46]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[47]
*	Annualized

[48]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[49]
*	Annualized

[50]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[51]
*	Annualized

[52]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[53]
*	Annualized

[54]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[55]
*	Annualized

[56]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[57]
*	Annualized

[58]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[59]
*	Annualized

[60]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.